Intangible assets, net and Goodwill - Impairment of reporting units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and intangible assets
Carrying Value of Goodwill	$ 628,884	$ 626,628	$ 625,129
Goodwill Impairment	$ 0	50,702
Nevada
Goodwill and intangible assets
Carrying Value of Goodwill		43,992
Goodwill Impairment		$ 43,992